AXP(R)
                                                                    Selective
                                                                         Fund
                                                       2001 SEMIANNUAL REPORT

American
   Express(R)
Funds

(icon of) clock

AXP Selective Fund seeks to provide
shareholders with current income
and preservation of capital by
investing in investment-grade bonds.

A Quest for Quality

Not all bonds are created equal. A bond's quality depends on the ability of its issuers to make the interest and principal payments owed to the bondholders. The quality is determined by independent rating agencies, which assign a credit rating (in the form of a letter grade) to each bond.

Since its establishment in 1945, AXPSelective Fund has concentrated its investments in the four highest investment grades. Along the way, investors have enjoyed a steady stream of interest income with minimum risk to their principal.



CONTENTS

From the Chairman                                                     3

From the Portfolio Manager                                            3

Fund Facts                                                            5

The 10 Largest Holdings                                               6

Financial Statements (Fund)                                           7

Notes to Financial Statements (Fund)                                 10

Financial Statements (Portfolio)                                     16

Notes to Financial Statements
   (Portfolio)                                                       18

Investments in Securities                                            22

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2   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,



Arne H. Carlson

(picture of) Brad Stone
Brad Stone
Portfolio manager

From the Portfolio Manager

The past six months was a good period for fixed-income investors, as an overall decline in interest rates and subdued inflation provided support for bond prices much of the time. For AXP Selective Fund's Class A shares, the result was a total return, which includes net asset value change and distributions, of 5.20% (excluding the sales charge) during the first half of the fiscal year -- June through November 2001. This compares with a return of 5.73% for the Lehman Brothers Aggregate Bond Index, an unmanaged group of bonds commonly used to measure the performance of mutual funds such as this.

As history shows, bad news for the economy usually means good news for the bond market, and the past period was no exception. Confronted by weakening economic data, the Federal Reserve continued to cut short-term interest rates to provide a shot in the arm.

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3   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

Investors, who were also encouraged by the lack of a threat from higher inflation, responded by increasing their bond-buying. That, in turn, drove bond yields down and prices up across the maturity range from mid-summer to early November. The period would end on a sour note, though, as hints of potential improvement in the economy and progress in the war against terrorism led to a sudden change in investor sentiment and a wave of selling that sent yields soaring and prices slumping for much of the final month.

`CORPORATES' LEAD THE WAY
While the market's dramatic reversal erased much of the Fund's net-asset-value gain, price appreciation still accounted for more than half of the Fund's total return for the six months. Most of that came from investments in high-grade corporate bonds and mortgage-backed securities sponsored by federal agencies, which enjoyed good price gains. Holdings among U.S. Treasury issues generated more modest performance.

Looking at portfolio changes, I reduced the duration somewhat in mid-summer to guard against a potential rise in interest rates. (Duration, a function of the average maturity of the portfolio's holdings, affects how sensitive the net asset value is to changes in interest rates. Generally, the longer the duration, the greater the sensitivity.) While that strategy tempered performance for a time, it proved beneficial during the bond market's nosedive in November.

Among other changes, I gradually increased the exposure to high-grade `corporates,' given their relatively attractively yields and my expectation for an improving economy by the end of 2001. That shift penalized performance in the wake of September's terrorist attack when investors dumped corporates in favor of Treasuries, but helped late in the period as hopes for a recovering economy rose.

As for what the rest of the fiscal year may hold, I think we'll see increasing indications of a light at the end of the economic tunnel and the conclusion of the Federal Reserve's interest-rate cuts. If so, that combination may well cause bond yields to drift higher and push prices lower. Therefore, I plan to maintain a somewhat defensive strategy that centers on a shorter portfolio duration. At the same time, because interest income is likely to account for most if not all of the Fund's return, I will continue the emphasis on corporates and mortgage-backed issues, whose yields currently exceed those of Treasuries.

Brad Stone

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4   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                         $8.98
May 31, 2001                                                          $8.74
Increase                                                              $0.24

Distributions -- June 1, 2001 - Nov. 30, 2001
From income                                                           $0.22
From long-term capital gains                                          $  --
Total distributions                                                   $0.22
Total return*                                                        +5.20%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                         $8.98
May 31, 2001                                                          $8.74
Increase                                                              $0.24

Distributions -- June 1, 2001 - Nov. 30, 2001
From income                                                           $0.18
From long-term capital gains                                          $  --
Total distributions                                                   $0.18
Total return*                                                        +4.80%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                         $8.98
May 31, 2001                                                          $8.74
Increase                                                              $0.24

Distributions -- June 1, 2001 - Nov. 30, 2001
From income                                                           $0.18
From long-term capital gains                                          $  --
Total distributions                                                   $0.18
Total return*                                                        +4.80%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2001                                                         $8.98
May 31, 2001                                                          $8.74
Increase                                                              $0.24

Distributions -- June 1, 2001 - Nov. 30, 2001
From income                                                           $0.22
From long-term capital gains                                          $  --
Total distributions                                                   $0.22
Total return*                                                        +5.28%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

The 10 Largest Holdings

                                  Percent                  Value
                              (of net assets)      (as of Nov. 30, 2001)

GMAC
6.88% 2011                           1.7%             $28,372,819

AT&T Wireless Services
8.75% 2031                           1.6               27,841,791

Qwest Capital Funding
5.88% 2004                           1.5               25,873,510

France Telecom
7.75% 2002                           1.5               24,755,912

Sprint Capital
5.88% 2004                           1.2               20,451,220

Goldman Sachs Group
6.88% 2011                           1.1               19,284,432

Ford Motor
7.45% 2031                           1.1               19,040,840

MBNA
5.75% 2008                           0.9               15,576,563

General Electric Capital
6.70% 2002                           0.9               15,110,898

Tyco Capital
5.63% 2004                           0.9               15,091,484

Excludes U.S. Treasury and government agencies holdings

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(picture of) pie chart

The 10 holdings listed here
make up 12.4% of net assets

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6   AXP SELECTIVE FUND -- SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities AXP Selective Fund, Inc.

Nov. 30, 2001 (Unaudited)

Assets
Investment in Quality Income Portfolio (Note 1)                                                      $1,689,236,298
Capital shares receivable                                                                                   251,409
                                                                                                            -------
Total assets                                                                                          1,689,487,707
                                                                                                      -------------

Liabilities
Capital shares payable                                                                                        4,199
Dividends payable to shareholders                                                                           679,544
Accrued distribution fee                                                                                     16,709
Accrued service fee                                                                                             689
Accrued transfer agency fee                                                                                   4,220
Accrued administrative services fee                                                                           2,209
Other accrued expenses                                                                                      109,920
                                                                                                            -------
Total liabilities                                                                                           817,490
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                   $1,688,670,217
                                                                                                     ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    1,881,222
Additional paid-in capital                                                                            1,655,856,768
Undistributed net investment income                                                                        (249,769)
Accumulated net realized gain (loss) (Note 5)                                                            10,728,423
Unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                           20,453,573
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                             $1,688,670,217
                                                                                                     ==============
Net assets applicable to outstanding shares:              Class A                                    $1,097,191,627
                                                          Class B                                    $  331,879,983
                                                          Class C                                    $    6,949,843
                                                          Class Y                                    $  252,648,764
Net asset value per share of outstanding capital stock:   Class A shares           122,231,506       $         8.98
                                                          Class B shares            36,973,102       $         8.98
                                                          Class C shares               774,285       $         8.98
                                                          Class Y shares            28,143,335       $         8.98
                                                                                    ----------       --------------

See accompanying notes to financial statements.

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7   AXP SELECTIVE FUND -- SEMIANNUAL REPORT



Statement of operations
AXP Selective Fund, Inc.
Six months ended Nov. 30, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                               $   201,860
Interest                                                                                                 44,269,341
                                                                                                         ----------
Total income                                                                                             44,471,201
                                                                                                         ----------
Expenses (Note 2):
Expenses allocated from Quality Income Portfolio                                                          4,137,292
Distribution fee
   Class A                                                                                                1,316,217
   Class B                                                                                                1,475,197
   Class C                                                                                                   26,436
Transfer agency fee                                                                                         932,860
Incremental transfer agency fee
   Class A                                                                                                   53,627
   Class B                                                                                                   25,453
   Class C                                                                                                      489
Service fee -- Class Y                                                                                      116,755
Administrat ive services fees and expenses                                                                  384,968
Compensation of board members                                                                                 5,960
Printing and postage                                                                                         85,000
Registration fees                                                                                            47,126
Audit fees                                                                                                    5,375
Other                                                                                                           595
                                                                                                                ---
Total expenses                                                                                            8,613,350
   Earnings credits on cash balances (Note 2)                                                               (17,111)
                                                                                                            -------
Total net expenses                                                                                        8,596,239
                                                                                                          ---------
Investment income (loss) -- net                                                                          35,874,962
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                 36,615,138
   Futures contracts                                                                                     (1,671,101)
   Options contracts written                                                                                435,358
                                                                                                            -------
Net realized gain (loss) on investments                                                                  35,379,395
Net change in unrealized appreciation (depreciation) on investments and on
   translation of assets and liabilities in foreign currencies                                            6,960,061
                                                                                                          ---------
Net gain (loss) on investments and foreign currencies                                                    42,339,456
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                         $78,214,418
                                                                                                        ===========

See accompanying notes to financial statements.

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8   AXP SELECTIVE FUND -- SEMIANNUAL REPORT



Statements of changes in net assets AXP Selective Fund, Inc.
                                                                                 Nov. 30, 2001         May 31, 2001
                                                                              Six months ended           Year ended
                                                                                   (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                 $   35,874,962       $   80,820,067
Net realized gain (loss) on investments                                             35,379,395           (5,721,951)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                6,960,061           69,508,963
                                                                                     ---------           ----------
Net increase (decrease) in net assets resulting from operations                     78,214,418          144,607,079
                                                                                    ----------          -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                       (24,744,616)         (57,805,147)
     Class B                                                                        (5,781,219)         (11,220,115)
     Class C                                                                          (101,716)             (68,694)
     Class Y                                                                        (5,664,969)         (11,461,005)
                                                                                    ----------          -----------
Total distributions                                                                (36,292,520)         (80,554,961)
                                                                                   -----------          -----------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Notes 2 and 6)                                                  135,656,553          174,749,533
   Class B shares                                                                   95,083,193          123,918,483
   Class C shares                                                                    3,830,723            4,162,840
   Class Y shares                                                                   58,592,164          106,067,010
Reinvestment of distributions at net asset value
   Class A shares                                                                   19,604,238           43,475,836
   Class B shares                                                                    5,291,548            9,823,481
   Class C shares                                                                       96,904               61,067
   Class Y shares                                                                    5,791,917           11,422,265
Payments for redemptions
   Class A shares                                                                  (90,288,905)        (208,981,146)
   Class B shares (Note 2)                                                         (40,101,342)         (65,880,375)
   Class C shares (Note 2)                                                            (998,357)            (342,918)
   Class Y shares                                                                  (35,821,521)         (74,810,965)
                                                                                   -----------          -----------
Increase (decrease) in net assets from capital share transactions                  156,737,115          123,665,111
                                                                                   -----------          -----------
Total increase (decrease) in net assets                                            198,659,013          187,717,229
Net assets at beginning of period                                                1,490,011,204        1,302,293,975
                                                                                 -------------        -------------
Net assets at end of period                                                     $1,688,670,217       $1,490,011,204
                                                                                ==============       ==============
Undistributed (excess of distributions over) net investment income              $     (249,769)      $      167,789
                                                                                --------------       --------------

See accompanying notes to financial statements.

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9   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

AXP Selective Fund, Inc.

(Unaudited as to Nov. 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 238 shares of capital stock at $8.41 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Quality Income Portfolio
The Fund invests all of its assets in Quality Income Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in investment-grade bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

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10  AXP SELECTIVE FUND -- SEMIANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00
o  Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $1,154,754 for Class A, $123,372 for Class B and $895 for Class C for the six months ended Nov. 30, 2001.

During the six months ended Nov. 30, 2001, the Fund's transfer agency fees were reduced by $17,111 as a result of earnings credits from overnight cash balances.

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11   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                   Six months ended Nov. 30, 2001
                                             Class A     Class B     Class C    Class Y

Sold                                      15,226,855   10,674,821    429,555    6,569,655
Issued for reinvested distributions        2,205,741      595,304     10,896      651,631
Redeemed                                 (10,142,795)  (4,509,006)  (111,981)  (4,022,583)
                                         -----------   ----------   --------   ----------
Net increase (decrease)                    7,289,801    6,761,119    328,470    3,198,703
                                           ---------    ---------    -------    ---------

                                                       Year ended May 31, 2001
                                             Class A     Class B     Class C*   Class Y

Sold                                      20,114,774   14,273,778    478,028   12,164,023
Issued for reinvested distributions        5,035,406    1,136,801      7,001    1,322,093
Redeemed                                 (24,264,710)  (7,638,038)   (39,214)  (8,631,923)
                                         -----------   ----------    -------   ----------
Net increase (decrease)                      885,470    7,772,541    445,815   (4,854,193)
                                             -------    ---------    -------   ----------

* Inception date was June 26, 2000

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2001.

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $22,500,692 as of May 31, 2001, that if not offset by subsequent capital gains, will expire in 2007 through 2010. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

6. FUND MERGER
As of the close of business on July 14, 2000, AXP Selective Fund acquired the assets and assumed the identified liabilities of Strategist Quality Income Fund.

The aggregate net assets of AXP Selective Fund immediately before the acquisition were $1,308,361,652.

The merger was accomplished by a tax-free exchange of 87,827 shares of Strategist Quality Income Fund valued at $759,710.

In exchange for the Strategist Quality Income Fund shares and net assets, AXP Selective Fund issued the following number of shares:

                                            Shares            Net assets
Class A                                     89,906              $759,710

Strategist Quality Income Fund's net assets at that date consisted of capital stock of $775,363 and unrealized depreciation of $15,653.

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12   AXP SELECTIVE FUND -- SEMIANNUAL REPORT



7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended May 31,                               2001(f)      2001         2000         1999          1998

Net asset value, beginning of period                     $8.74        $8.32        $8.96        $9.23         $9.00

Income from investment operations:

Net investment income (loss)                               .21          .52          .52          .54           .57

Net gains (losses) (both realized and unrealized)          .25          .42         (.46)        (.20)          .31

Total from investment operations                           .46          .94          .06          .34           .88

Less distributions:

Dividends from net investment income                      (.22)        (.52)        (.53)        (.54)         (.58)

Distributions from realized gains                           --           --         (.17)        (.07)         (.07)

Total distributions                                       (.22)        (.52)        (.70)        (.61)         (.65)

Net asset value, end of period                           $8.98        $8.74        $8.32        $8.96         $9.23

Ratios/supplemental data

Net assets, end of period (in millions)                 $1,097       $1,004         $949       $1,170        $1,231

Ratio of expenses to average daily net assets(c)          .97%(d)      .97%         .97%         .89%          .86%

Ratio of net investment income (loss)
     to average daily net assets                         4.64%(d)     6.01%        6.17%        5.85%         6.20%

Portfolio turnover rate
     (excluding short-term securities)                    195%         150%          62%          30%           20%

Total return(e)                                          5.20%       11.52%         .83%        3.68%        10.15%



Class B

Per share income and capital changes(a)

Fiscal period ended May 31,                               2001(f)      2001         2000         1999          1998

Net asset value, beginning of period                     $8.74        $8.32        $8.96        $9.23         $9.00

Income from investment operations:

Net investment income (loss)                               .18          .45          .46          .47           .50

Net gains (losses) (both realized and unrealized)          .24          .42        (.47)        (.20)           .31

Total from investment operations                           .42          .87        (.01)          .27           .81

Less distributions:

Dividends from net investment income                      (.18)        (.45)        (.46)        (.47)         (.51)

Distributions from realized gains                           --           --         (.17)        (.07)         (.07)

Total distributions                                       (.18)        (.45)        (.63)        (.54)         (.58)

Net asset value, end of period                           $8.98        $8.74        $8.32        $8.96         $9.23

Ratios/supplemental data

Net assets, end of period (in millions)                   $332         $264         $187         $210          $153

Ratio of expenses to average daily net assets(c)         1.72%(d)     1.73%        1.73%        1.65%         1.62%

Ratio of net investment income (loss)
     to average daily net assets                         3.88%(d)     5.25%        5.41%        5.10%         5.44%

Portfolio turnover rate
     (excluding short-term securities)                    195%         150%          62%          30%           20%

Total return(e)                                          4.80%       10.69%         .06%        2.89%         9.32%

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
13   AXP SELECTIVE FUND -- SEMIANNUAL REPORT



Class C

Per share income and capital changes(a)

Fiscal period ended May 31,                               2001(f)      2001(b)

Net asset value, beginning of period                     $8.74        $8.40

Income from investment operations:

Net investment income (loss)                               .18          .42

Net gains (losses) (both realized and unrealized)          .24          .34

Total from investment operations                           .42          .76

Less distributions:

Dividends from net investment income                      (.18)        (.42)

Distributions from realized gains                           --           --

Total distributions                                       (.18)        (.42)

Net asset value, end of period                           $8.98        $8.74

Ratios/supplemental data

Net assets, end of period (in millions)                     $7           $4

Ratio of expenses to average daily net assets(c)         1.72%(d)     1.73%(d)

Ratio of net investment income (loss)
     to average daily net assets                         3.85%(d)     5.16%(d)

Portfolio turnover rate
     (excluding short-term securities)                    195%         150%

Total return(e)                                          4.80%        9.27%



Class Y

Per share income and capital changes(a)

Fiscal period ended May 31,                               2001(f)      2001         2000         1999          1998

Net asset value, beginning of period                     $8.74        $8.32        $8.96        $9.23         $9.00

Income from investment operations:

Net investment income (loss)                               .22          .53          .54          .55           .58

Net gains (losses) (both realized and unrealized)          .24          .42        (.47)        (.20)           .31

Total from investment operations                           .46          .95          .07          .35           .89

Less distributions:

Dividends from net investment income                      (.22)        (.53)        (.54)        (.55)         (.59)

Distributions from realized gains                           --           --         (.17)        (.07)         (.07)

Total distributions                                       (.22)        (.53)        (.71)        (.62)         (.66)

Net asset value, end of period                           $8.98        $8.74        $8.32        $8.96         $9.23

Ratios/supplemental data

Net assets, end of period (in millions)                   $253         $218         $167         $196          $221

Ratio of expenses to average daily net assets(c)          .81%(d)      .82%         .81%         .81%          .79%

Ratio of net investment income (loss)
     to average daily net assets                         4.80%(d)     6.16%        6.33%        5.93%         6.27%

Portfolio turnover rate
     (excluding short-term securities)                    195%         150%          62%          30%           20%

Total return(e)                                          5.28%       11.70%         .97%        3.77%        10.21%

See accompanying notes to financial highlights.

-------------------------------------------------------------------------------
14   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Six months ended Nov. 30, 2001 (Unaudited).

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15   AXP SELECTIVE FUND -- SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities
Quality Income Portfolio
Nov. 30, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)*
   (identified cost $1,952,037,604)                                                                  $1,974,528,301
Dividends and accrued interest receivable                                                                15,157,206
Receivable for investment securities sold                                                               177,275,688
                                                                                                        -----------
Total assets                                                                                          2,166,961,195
                                                                                                      -------------

Liabilities
Disbursements in excess of cash on demand deposit                                                         2,187,463
Payable for investment securities purchased                                                             179,540,952
Payable for securities purchased on a when-issued basis (Note 1)                                        270,439,094
Payable upon return of securities loaned (Note 4)                                                        25,260,000
Accrued investment management services fee                                                                   17,927
Other accrued expenses                                                                                        4,501
Options contracts written, at value (premiums received $108,722) (Note 5)                                   160,000
                                                                                                            -------
Total liabilities                                                                                       477,609,937
                                                                                                        -----------
Net assets                                                                                           $1,689,351,258
                                                                                                     ==============
*Including securities on loan, at value (Note 4)                                                     $   24,461,280
                                                                                                     --------------

See accompanying notes to financial statements.

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16   AXP SELECTIVE FUND -- SEMIANNUAL REPORT


Statement of operations
Quality Income Portfolio
Six months ended Nov. 30, 2001 (Unaudited)

Investment income
Income:
Dividends                                                                                               $   201,875
Interest                                                                                                 44,269,740
                                                                                                         ----------
Total income                                                                                             44,471,615
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                        4,061,897
Compensation of board members                                                                                 7,235
Custodian fees                                                                                               47,786
Audit fees                                                                                                   13,975
Other                                                                                                         7,608
                                                                                                              -----
Total expenses                                                                                            4,138,501
   Earnings credits on cash balances (Note 2)                                                                  (915)
                                                                                                               ----
Total net expenses                                                                                        4,137,586
                                                                                                          ---------
Investment income (loss) -- net                                                                          40,334,029
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                        36,617,998
   Futures contracts                                                                                     (1,671,101)
   Options contracts written (Note 5)                                                                       435,358
                                                                                                            -------
Net realized gain (loss) on investments                                                                  35,382,255
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                     6,960,250
                                                                                                          ---------
Net gain (loss) on investments and foreign currencies                                                    42,342,505
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                         $82,676,534
                                                                                                        ===========

Statements of changes in net assets
Quality Income Portfolio
                                                                                 Nov. 30, 2001         May 31, 2001
                                                                              Six months ended           Year ended
                                                                                   (Unaudited)

Operations
Investment income (loss) -- net                                                 $   40,334,029       $   88,221,481
Net realized gain (loss) on investments                                             35,382,255           (5,722,347)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                6,960,250           69,524,334
                                                                                     ---------           ----------
Net increase (decrease) in net assets resulting from operations                     82,676,534          152,023,468
                                                                                    ----------          -----------
Proceeds from contributions                                                        134,966,817          135,461,684
Fair value of withdrawals                                                          (20,033,279)        (100,504,401)
                                                                                   -----------         ------------
Net contributions (withdrawals) from partners                                      114,933,538           34,957,283
                                                                                   -----------           ----------
Total increase (decrease) in net assets                                            197,610,072          186,980,751
Net assets at beginning of period                                                1,491,741,186        1,304,760,435
                                                                                 -------------        -------------
Net assets at end of period                                                     $1,689,351,258       $1,491,741,186
                                                                                ==============       ==============

See accompanying notes to financial statements.

-------------------------------------------------------------------------------
17   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

Quality Income Portfolio
(Unaudited as to Nov. 30, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in investment-grade bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

-------------------------------------------------------------------------------
18   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued or forward-commitment basis Delivery and payment for securities that have been purchased by the Portfolio on a when-issued or forward-commitment basis can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations, and they may affect the Portfolio's gross net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its commitment. As of Nov. 30, 2001, the Portfolio had entered into outstanding when-issued or forward-commitments of $270,439,094.

The Portfolio also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Portfolio to "roll over" its purchase commitments, the Portfolio receives negotiated amounts in the form of reductions of the purchase price of the commitment.

-------------------------------------------------------------------------------
19   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 2001, the Portfolio's custodian fees were reduced by $915 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,943,754,248 and $2,911,180,679, respectively, for the six months ended Nov. 30, 2001. For the same period, the portfolio turnover rate was 195%. Realized gains and losses are determined on an identified cost basis.

-------------------------------------------------------------------------------
20   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

4. LENDING OF PORTFOLIO SECURITIES
As of Nov. 30, 2001, securities valued at $24,461,280 were on loan to brokers. For collateral, the Portfolio received $25,260,000 in cash. Income from securities lending amounted to $24,777 for the six months ended Nov. 30, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

5. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written on interest rate futures are as follows:

                                   Six months ended Nov. 30, 2001
                                    Puts                   Calls
                            Contracts   Premiums   Contracts   Premiums

Balance May 31, 2001           675  $   415,426       675   $   355,896
Opened                       3,077    1,398,697     8,131     1,255,952
Closed                      (3,592)  (1,767,262)   (8,646)   (1,549,987)
                            ------   ----------    ------    ----------
Balance Nov. 30, 2001          160  $    46,861       160   $    61,861
                               ---  -----------       ---   -----------

See "Summary of significant accounting policies."

6. INTEREST RATE FUTURES CONTRACTS
As of Nov. 30, 2001, investments in securities included securities valued at $2,742,175 that were pledged as collateral to cover initial margin deposits on 602 open purchase contracts and 2,190 open sale contracts. The notional market value of the open purchase contracts as of Nov. 30, 2001 was $62,734,798 with a net unrealized gain of $183,921. The notional market value of the open sale contracts as of Nov. 30, 2001, was $234,561,750 with a net unrealized loss of $2,446,318. See "Summary of significant accounting policies."

-------------------------------------------------------------------------------
21   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

Investments in Securities

Quality Income Portfolio
Nov. 30, 2001 (Unaudited)
(Percentages represent value of investments compared to net assets)

Bonds (89.0%)
Issuer                   Coupon         Principal              Value(a)
                           rate            amount

Government obligations & agencies (12.5%)
Overseas Private Investment
   U.S. Govt Guaranty Series 1996A
     01-15-09              6.99%       $7,777,778            $8,325,878
U.S. Treasury
     03-31-03              4.25        45,000,000            46,117,799
     05-15-04              7.25         5,000,000(i)          5,484,350
     08-15-04              7.25         6,800,000             7,490,608
     08-15-05              6.50        15,300,000            16,743,861
     02-15-11              5.00         2,000,000             2,038,740
     08-15-11              5.00        18,100,000(h)         18,447,882
     08-15-21              5.95        50,000,000            16,186,500
     02-15-26              6.00        22,225,000            23,513,383
     05-15-30              6.25         8,300,000             9,277,823
     02-15-31              5.38        14,000,000            14,223,160
   TIPS
     01-15-07              3.38        36,000,000(k)         41,007,575
United Mexican States
   (U.S. Dollar)
     01-14-11              8.38         2,900,000(c)          2,982,650
Total                                                       211,840,209

Mortgage-backed securities (39.3%)
Federal Home Loan Mtge Corp
     11-01-14              7.50         6,941,769             7,274,877
     04-01-15              7.50        14,185,061            14,865,744
     01-01-16              7.00        20,220,598            21,077,709
     07-01-16              8.00               263                   279
     01-01-17              8.00             2,602                 2,762
     03-01-17              8.50            53,543                57,205
     06-01-17              8.50            22,999                24,572
     04-01-20              9.00           481,794               518,584
     04-01-21              9.00           517,096               565,354
     03-01-22              8.50         1,174,074             1,270,445
     08-01-22              8.50         1,128,347             1,219,645
     06-01-24              7.50         5,381,422             5,661,488
     02-01-25              8.00         2,033,254             2,159,102
   Collateralized Mtge Obligation
     09-01-19              8.50            79,723                84,825
   Interest Only
     05-01-31              6.00         8,645,118(f)          2,153,690
Federal Housing Admin
     01-01-24              7.43         4,156,884             4,115,315
Federal Natl Mtge Assn
     11-01-02             10.00                24                    25
     02-15-05              7.13         8,000,000             8,789,768
     05-15-08              6.00        21,450,000            22,687,107
     05-15-11              6.00        10,450,000            10,859,295
     01-01-14              6.00        12,154,949            12,376,216
     04-01-14              6.00        12,638,644            12,868,717
     04-01-14              6.50        12,782,216            13,151,096
     05-01-14              6.00         8,534,305             8,680,420
     08-01-14              6.50        12,151,523            12,475,520
     12-01-14              6.50        43,000,000(b)         44,182,499
     05-01-16              6.50        19,998,015            20,563,673
     10-01-16              6.50           599,940               616,910
     10-01-23              6.50         5,818,761             5,947,658
     12-01-26              8.00         3,120,693             3,308,801
     04-01-27              7.50         4,384,541             4,593,015
     06-01-27              7.50         4,596,597             4,815,153
     08-01-27              8.00         3,479,158             3,680,841
     01-01-28              6.50         2,101,528             2,139,912
     05-01-28              6.50        13,078,879            13,300,788
     09-01-28              6.00        15,000,000(b)         14,779,688
     12-01-28              6.50        14,743,954            14,994,114
     02-01-29              6.50        14,240,900            14,482,525
     03-01-29              6.00         3,122,458             3,104,677
     03-01-29              6.50        11,685,723            11,878,691
     03-01-29              7.50         2,000,000             2,078,518
     05-01-29              6.00        27,988,355            27,863,443
     06-01-29              7.00        15,631,167            16,102,790
     07-01-29              6.00        12,670,723            12,598,570
     09-01-29              7.00        15,468,001            15,934,702
     12-01-29              7.00        58,000,000(b)         59,649,374
     12-01-29              7.50        12,200,335            12,749,589
     01-01-30              6.50        33,700,000(b)         33,942,218
     01-01-30              8.00         3,293,097             3,478,457
     03-01-30              8.00        10,068,185            10,634,896
     06-01-30              7.00         5,782,675             5,954,299
     12-01-30              7.50        95,000,000(b)         98,710,937
     01-01-31              8.00        17,500,000(b)         18,402,344
     06-01-31              6.50        10,353,851            10,481,518

See accompanying notes to investments in securities.

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22   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

Issuer                   Coupon         Principal              Value(a)
                           rate            amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   Collateralized Mtge Obligation
     10-25-19              8.50%       $1,448,659            $1,572,047
   Principal Only
     09-01-18              9.50           247,028(g)            207,756
Govt Natl Mtge Assn
     05-15-26              7.50         6,435,383             6,756,200
Prudential Bache
   Collateralized Mtge Obligation
     04-01-19              7.97         1,779,251             1,824,480
Total                                                       664,270,843

Airlines (2.2%)
American Airlines
     10-01-06              7.80         5,600,000(d)          5,552,232
     05-23-11              6.82         7,000,000(d)          6,646,653
Continental Airlines
     02-02-19              6.55         9,353,577             8,223,546
   Series D
     12-01-06              7.57         3,000,000             2,187,300
Delta Air Lines
     09-18-11              7.11        14,000,000            13,716,920
Total                                                        36,326,651

Automotive & related (1.1%)
Ford Motor
     07-16-31              7.45        20,000,000            19,040,840

Banks and savings & loans (0.6%)
Washington Mutual Bank
     06-15-11              6.88         5,000,000             5,203,470
Wells Fargo Financial
     05-03-04              5.45         5,000,000             5,186,840
Total                                                        10,390,310

Chemicals (0.2%)
Praxair
     03-01-08              6.50         3,000,000             3,101,640

Communications equipment & services (4.3%)
AT&T Wireless Services
   Sr Nts
     03-01-11              7.88         7,000,000             7,483,364
     03-01-31              8.75        24,700,000            27,841,791
Deutsche Telecom Intl Finance
   (U.S. Dollar) Company Guaranty
     06-15-30              8.25        10,000,000(c)         10,986,050
Qwest Capital Funding
     08-03-04              5.88        26,000,000(d)         25,873,510
Total                                                        72,184,715

Energy (2.0%)
Calpine Canada Energy Finance
   (U.S. Dollar) Company Guaranty
     05-01-08              8.50         7,500,000(c)          7,466,070
Devon Financing ULC
     09-30-11              6.88         6,500,000(d)          6,339,775
FirstEnergy
     11-15-31              7.38         8,000,000             7,776,960
Phillips Petroleum
     03-15-28              7.13        12,000,000            11,596,140
Total                                                        33,178,945

Financial services (8.7%)
Citibank Credit Card Issuance Trust
   8th Series 2001A
     12-07-06              4.10        10,000,000            10,000,000
Countrywide Home
   Company Guaranty Series H
     04-15-09              6.25        10,000,000            10,047,670
Credit Suisse First Bank USA
     08-01-06              5.88         6,000,000             6,173,502
GMAC
     09-15-11              6.88        28,700,000            28,372,819
     11-01-31              8.00        12,000,000            12,216,240
Goldman Sachs Group
     01-15-11              6.88        18,550,000            19,284,432
Household Finance
     10-15-11              6.38         7,000,000             7,064,260
MBNA
     10-15-08              5.75        15,000,000            15,576,563
Morgan Stanley, Dean Witter, Discover & Co
     06-15-05              7.75        10,000,000            10,961,850
Railcar Leasing
     01-15-13              7.13        12,150,000(d)         13,014,959
Tyco Capital
     05-17-04              5.63        14,500,000            15,091,484
Total                                                       147,803,779

Food (0.4%)
Delhaize America
     04-15-06              7.38         6,000,000(d)          6,440,238

Health care (0.4%)
American Home Products
     03-15-04              5.88         7,000,000             7,302,582

Leisure time & entertainment (0.3%)
AOL Time Warner
     04-15-31              7.63         5,000,000             5,361,540

See accompanying notes to investments in securities.

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23   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

Issuer                   Coupon         Principal              Value(a)
                           rate            amount

Media (2.3%)
Belo (AH)
     11-01-08              8.00%       $1,800,000            $1,826,280
Clear Channel Communications
     11-01-06              6.00         6,500,000             6,440,402
   Sr Nts
     09-15-10              7.65         6,500,000             6,721,780
Comcast Cable Communications
     11-15-08              6.20         6,000,000             6,014,304
   Sr Nts
     01-30-11              6.75         4,000,000             4,082,144
     06-15-13              7.13         7,000,000             7,324,163
Time Warner Entertainment
     03-15-23              8.38         5,000,000             5,659,505
Total                                                        38,068,578

Metals (0.6%)
Alcan
   (U.S. Dollar)
     01-15-22              8.88         9,600,000(c)         10,055,203

Miscellaneous (0.6%)
EOP Operating LP
   Sr Nts
     07-15-11              7.00        10,000,000            10,173,960

Multi-industry conglomerates (0.9%)
General Electric Capital
   Series A
     10-01-02              6.70        14,600,000            15,110,898

Paper & packaging (0.5%)
Intl Paper
     09-01-11              6.75         9,000,000             9,131,166

Retail (1.3%)
Federated Dept Stores
   Sr Nts
     09-01-08              6.63        11,500,000            11,730,345
Target
     06-15-23              7.88         8,850,000             9,466,668
Total                                                        21,197,013

Transportation (1.9%)
Burlington Northern Santa Fe
     12-15-25              7.00        10,000,000             9,986,020
Enterprise Rent-A-Car USA Finance
     02-15-08              6.80        10,000,000(d)          9,933,720
Union Pacific
     01-15-11              6.65        11,700,000            11,980,648
Total                                                        31,900,388

Utilities -- electric (3.4%)
Calpine
   Sr Nts
     02-15-11              8.50         8,500,000             8,464,096
Ipalco Enterprises
     11-14-08              7.38        10,000,000(d)          9,809,880
     11-14-11              7.63         6,000,000(d)          5,854,596
Mirant Americas Generation
   Sr Nts
     05-01-11              8.30        10,150,000            10,015,492
NRG Energy
     04-01-31              8.63         8,015,000             8,325,389
   Sr Nts
     09-15-10              8.25         8,000,000             8,286,032
Tiers-Mir
     06-15-04              7.20         7,000,000(d)          6,944,945
Total                                                        57,700,430

Utilities -- telephone (5.5%)
AT&T
   Sr Nts
     11-15-11              7.30         6,000,000(d)          6,063,960
AT&T - Liberty Media
     02-01-30              8.25         2,635,000             2,479,522
Citizens Communications
     08-15-08              7.63        11,000,000(d)         11,348,370
     05-15-11              9.25         5,500,000             6,203,065
France Telecom
   (U.S. Dollar)
     03-01-02              7.75        23,000,000(c,d,l)     24,755,912
Sprint Capital
   Company Guaranty
     05-01-04              5.88        20,000,000            20,451,220
WorldCom
     05-15-11              7.50        12,300,000            12,534,020
     05-15-31              8.25         8,000,000             8,296,960
Total                                                        92,133,029

Total bonds
(Cost: $1,480,139,752)                                   $1,502,712,957

Option purchased (--%)

Issuer      Notional        Exercise       Expiration          Value(a)
              amount           price             date

Put
Jan. U.S. Treasury Bond
         $16,000,000            $102        Dec. 2001            $2,500

Total option purchased
(Cost: $3,141)                                                   $2,500

See accompanying notes to investments in securities.

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24   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

Short-term securities (27.9%)(j)
Issuer                Annualized           Amount              Value(a)
   yield on date      payable at
   of purchase          maturity

U.S. government agencies (22.3%)
Federal Home Loan Bank Disc Nts
     12-19-01              2.15%      $17,100,000           $17,078,971
     01-09-02              1.86        50,000,000            49,881,670
     01-16-02              1.91        50,000,000            49,862,915
Federal Home Loan Mtge Corp Disc Nts
     01-22-02              2.02        36,900,000            36,790,806
     02-07-02              1.95        19,400,000            19,322,287
     02-28-02              1.90        45,000,000            44,769,375
Federal Natl Mtge Assn Disc Nts
     12-04-01              2.31        17,600,000            17,595,483
     12-06-01              2.40        19,800,000            19,791,648
     12-17-01              2.00        50,000,000            49,952,778
     12-20-01              2.19        31,900,000            31,858,029
     01-10-02              2.32        10,900,000            10,873,126
     01-17-02              1.87        29,300,000            29,226,945
Total                                                       377,004,033

Commercial paper (5.6%)
Alpine Securitization
     12-03-01              2.15         7,600,000(e)          7,598,638
Emerson Electric
     12-14-01              2.05        12,500,000(e)         12,490,035
Morgan Stanley, Dean Witter, Discover & Co
     01-24-02              2.06         3,600,000             3,588,540
Natl Rural Utilities
     12-06-01              2.19        10,000,000             9,996,350
     01-14-02              2.08        10,800,000            10,772,054
     01-23-02              2.02         5,700,000             5,682,815
Procter & Gamble
     12-12-01              2.22         7,600,000             7,594,376
Salomon Smith Barney
     12-06-01              2.00        15,000,000            14,995,001
SBC Communications
     12-10-01              2.10         6,500,000(e)          6,496,208
Toyota Motor Credit
     12-04-01              2.07         7,800,000(e)          7,798,206
     12-07-01              2.25         7,800,000(e)          7,796,588
Total                                                        94,808,811

Total short-term securities
(Cost: $471,894,711)                                       $471,812,844

Total investments in securities
(Cost: $1,952,037,604)(m)                                $1,974,528,301

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $270,439,094.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 2001, the value of foreign securities represented 3.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(g) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents original yield based upon the estimated timing of future cash flows.

(h) Security is partially or fully on loan. See Note 4 to the financial statements.

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25   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 6 to the financial statements):

     Type of security                                   Notional amount
     Purchase contracts
     U.S. Treasury Bonds, Dec. 2001, 30-year               $ 27,700,000
     U.S. Treasury Bonds, March 2002, 30-year                 7,000,000
     U.S. Treasury Notes, Dec. 2001, 10-year                 25,500,000

     Sale contracts
     U.S. Treasury Notes, Dec. 2001, 5-year                  11,800,000
     U.S. Treasury Notes, Dec. 2001, 10-year                 25,500,000
     U.S. Treasury Notes, March 2002, 5-year                181,700,000

(j) At Nov. 30, 2001, securities valued at $17,120,000 were held to cover open call options written as follows (see Note 5 to the financial statements):

     Issuer                      Notional    Exercise  Expiration   Value(a)
                                  amount       price      date

     U.S. Treasury Note       $16,000,000      $107     Dec. 2001   $155,000

     At Nov. 30, 2001, cash or short-term securities were designated to cover open put options written as follows (see Note 5 to the financial statements):

     Issuer                      Notional    Exercise  Expiration   Value(a)
                                  amount       price      date

     U.S. Treasury Note       $16,000,000      $102     Dec. 2001     $5,000

(k) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2001.

(m) At Nov. 30, 2001, the cost of securities for federal income tax purposes was approximately $1,952,038,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                $29,647,000
     Unrealized depreciation                                 (7,157,000)
                                                             ----------
     Net unrealized appreciation                            $22,490,000
                                                            -----------

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26   AXP SELECTIVE FUND -- SEMIANNUAL REPORT

AXP Selective Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: INSEX     Class B: ISEBX
Class C: N/A       Class Y: IDEYX

                                 PRSRT STD AUTO
                                  U.S. POSTAGE
                                      PAID
                                    AMERICAN
                                    EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

                                                                 S-6385 R (1/02)